UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    July 14, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               77
                                                  -----------------------

Form 13F Information Table Value Total:             136701 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        5044     53177SH               Sole        N/A       53177
Agilent Technologies            Common     00846U101        2522     49347SH               Sole        N/A       49347
Automatic Data Processing       Common     053015103        2563     48652SH               Sole        N/A       48652
Banco Santander Central         Common     05964H105         617     53643SH               Sole        N/A       53643
Bank of New York Mellon         Common      64057102        1446     56437SH               Sole        N/A       56437
Bank of Nova Scotia             Common      64149107         562      9334SH               Sole        N/A        9334
Bard CR Inc.                    Common      67383109        2501     22764SH               Sole        N/A       22764
BB&T Corporation                Common      54937107        2377     88557SH               Sole        N/A       88557
Becton Dickinson & Co           Common      75887109        2691     31224SH               Sole        N/A       31224
BHP Billiton ADR                ADR         88606108        1363     14406SH               Sole        N/A       14406
Canon ADR                       ADR        138006309         974     20462SH               Sole        N/A       20462
Carbo Ceramics                  Common     140781105        3604     22115SH               Sole        N/A       22115
Cisco Systems Inc.              Common     17275R102        1756    112518SH               Sole        N/A      112518
Coca-Cola                       Common     191216100        2557     37993SH               Sole        N/A       37993
ConocoPhillips                  Common     20825C104        2504     33302SH               Sole        N/A       33302
Costco Wholesale Corp Del       Common     22160K105        2973     36592SH               Sole        N/A       36592
Credit Suisse                   Common     225401108         540     13840SH               Sole        N/A       13840
Cummins Inc                     Common     231021106         416      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        3555     43114SH               Sole        N/A       43114
Dentsply International          Common     249030107        2519     66139SH               Sole        N/A       66139
DuPont                          Common     263534107        3068     56761SH               Sole        N/A       56761
Elbit Systen=ms Ltd.            Common     M3760D101         206      4306SH               Sole        N/A        4306
Eli Lilly                       Common     532457108        1644     43816SH               Sole        N/A       43816
ENI S P A Sponsored Adr         ADR        26874R108         653     13723SH               Sole        N/A       13723
Exxon Mobil                     Common     30231G102        5535     68014SH               Sole        N/A       68014
FedEX Corp                      Common     31428X106        1280     13496SH               Sole        N/A       13496
General Electric Co             Common     369604103        3093    164013SH               Sole        N/A      164013
General Mills                   Common     370334104        2466     66263SH               Sole        N/A       66263
Google Inc Class A              Common     38259P508        1831      3615SH               Sole        N/A        3615
Harris Corp                     Common     413275105        1870     41496SH               Sole        N/A       41496
Honda Motor ADR                 ADR        438128308         518     13426SH               Sole        N/A       13426
HSBC Holdings ADR               ADR        404280406         657     13244SH               Sole        N/A       13244
Idexx Laboratories              Common     45168D104        2994     38601SH               Sole        N/A       38601
Illinois Tool Works Inc         Common     452308109        2413     42717SH               Sole        N/A       42717
Intel                           Common     458140100        3223    145461SH               Sole        N/A      145461
Internatl Business Mach         Common     459200101        4968     28962SH               Sole        N/A       28962
IShares MidCap S&P 400          ETF        464287507         385      3945SH               Sole        N/A        3945
IShares MSCI EAFE IndexFund     ETF        464287465         236      3928SH               Sole        N/A        3928
IShares US Barclays 1-3 YR      ETF        464288646        1586     15110SH               Sole        N/A       15110
IShares US Barclays Aggrgate BD ETF        464287226         341      3195SH               Sole        N/A        3195
IShares US Barclays Int Crdt BD ETF        464288638         393      3685SH               Sole        N/A        3685
J P Morgan Chase & Co Inc       Common     46625H100        2150     52517SH               Sole        N/A       52517
Johnson & Johnson               Common     478160104        5597     84136SH               Sole        N/A       84136
Kimberly Clark                  Common     494368103        3120     46877SH               Sole        N/A       46877
Laboratory CP Amer Hldgs        Common     50540R409        2570     26552SH               Sole        N/A       26552
Lowes                           Common     548661107        1979     84900SH               Sole        N/A       84900
Makita Corp ADR                 ADR        560877300         608     13005SH               Sole        N/A       13005
McCormick & Company             Common     579780206        2438     49191SH               Sole        N/A       49191
McDonalds                       Common     580135101         226      2683SH               Sole        N/A        2683
MDU Resources Group Inc         Common     552690109        1728     76816SH               Sole        N/A       76816
Medtronic Inc.                  Common     585055106        1998     51844SH               Sole        N/A       51844
Merck & Co Inc                  Common     58933Y105        2076     58819SH               Sole        N/A       58819
Microsoft                       Common     594918104        2202     84710SH               Sole        N/A       84710
National Fuel Gas Co            Common     636180101        2538     34860SH               Sole        N/A       34860
Novartis ADR                    ADR        66987V109         979     16015SH               Sole        N/A       16015
Pepsico                         Common     713448108        1948     27664SH               Sole        N/A       27664
Potash Corp Saskatchewan        Common     73755L107         618     10839SH               Sole        N/A       10839
Proctor & Gamble                Common     742718109        3821     60114SH               Sole        N/A       60114
Royal Bank Canada PV$1          Common     780087102         504      8840SH               Sole        N/A        8840
Royal Dutch Shell PLC           Common     780259206         744     10454SH               Sole        N/A       10454
Salix Pharmaceuticals LTD       Common     795435106        2641     66299SH               Sole        N/A       66299
Sanofi Aventis Spon ADR         ADR        80105N105         966     24047SH               Sole        N/A       24047
SAP AG ADR                      ADR        803054204         555      9157SH               Sole        N/A        9157
Scana                           Common     80589M102        1514     38457SH               Sole        N/A       38457
Tele Norte Leste Part ADR       ADR        879246106         394     25376SH               Sole        N/A       25376
Telefonica SA ADR               ADR        879382208         694     28348SH               Sole        N/A       28348
Teva Pharmaceuticals            Common     881624209         975     20211SH               Sole        N/A       20211
Total SA Sponsor ADR            ADR        89151E109         452      7816SH               Sole        N/A        7816
Toyota Motor Corp. ADR          ADR        892331307         707      8583SH               Sole        N/A        8583
Unilever PLC NEW ADR            ADR        904767704         982     30308SH               Sole        N/A       30308
Union Pacific Corp              Common     907818108         418      4000SH               Sole        N/A        4000
United Parcel Service Class B   Common     911312106        1080     14810SH               Sole        N/A       14810
United Technologies Corp        Common     913017109         216      2435SH               Sole        N/A        2435
Vale Sa Adr                     ADR        91912E105         440     13784SH               Sole        N/A       13784
Vanguard Emerging Market        ETF        922042858         273      5625SH               Sole        N/A        5625
Wal Mart Stores Inc             Common     931142103        2096     39445SH               Sole        N/A       39445
Wells Fargo & Co                Common     949746101        2009     71611SH               Sole        N/A       71611


TOTAL:  $136701 (thousands)


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